Maturity Analysis of the Earliest Contractual Undiscounted Cash Flows of Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Lease liabilities	€ 4,200		€ 4,500
On demand
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	174,274		177,915
Interest-bearing deposits	245,203		198,045
Trading liabilities	42,879	[1]	43,498	[2]
Negative market values from derivative financial instruments	225,827	[1]	276,410	[2]
Financial liabilities designated at fair value through profit or loss	30,752		30,224
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	0	[5]	0	[6]
Central bank funds purchased	1,967		1,227
Securities sold under repurchase agreements	470		407
Securities loaned	2		2
Other short-term borrowings	6,416		1,487
Long-term debt	1		0
Trust preferred securities	0		0
Lease liabilities	122		3
Other financial liabilities	116,713		72,780
Off-balance sheet loan commitments	211,367		212,990
Financial guarantees	35,949		32,368
Total	1,091,941	[7]	1,047,356	[8]
Not later than three months
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	148,888		159,292
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	45,626		35,024
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	72	[5]	978	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements	767		1,143
Securities loaned	0		0
Other short-term borrowings	3,882		5,767
Long-term debt	12,456		7,119
Trust preferred securities	0		0
Lease liabilities	147		157
Other financial liabilities	3,554		1,076
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	215,391	[7]	210,557	[8]
Later than three months and not later than one year
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	117,503		112,543
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	11,122		5,943
Investment contract liabilities	469	[3]	454	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	24	[5]	614	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements	584		182
Securities loaned	0		0
Other short-term borrowings	8,197		2,862
Long-term debt	14,408		18,030
Trust preferred securities	299		302
Lease liabilities	430		454
Other financial liabilities	556		1,059
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	153,593	[7]	142,443	[8]
Later than one year and not later than five years
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	14,882		16,012
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	15,674		13,767
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	33	[5]	27	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements	601		1,089
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	70,203		70,602
Trust preferred securities	0		0
Lease liabilities	1,814		1,933
Other financial liabilities	699		1,829
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	103,905	[7]	105,258	[8]
Later than five years
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	11,777		10,422
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	12,403		8,373
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	43	[5]	57	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements	109		25
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	33,230		36,195
Trust preferred securities	0		0
Lease liabilities	2,632		3,116
Other financial liabilities	46		87
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	€ 60,240	[7]	€ 58,275	[8]

[1]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods

[2]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods

[3]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value
[4]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value
[5]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate
[6]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate
[7]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.

[8]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote